Goodwill and Intangible Assets, Net (Details) - Schedule of five succeeding years related to intangible assets $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of five succeeding years related to intangible assets [Abstract]
2021	$ 2,193
2022	2,193
2023	2,193
2024	1,784
2025	$ 1,493